Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events	SUBSEQUENT EVENTS
The Company evaluated subsequent events from December 31, 2021, the date of these consolidated financial statements, through March 15, 2022, which represents the date the consolidated financial statements were issued, for events requiring adjustment to or disclosure in these consolidated financial statements. Except as discussed below, there are no events that require adjustment to or disclosure in these consolidated financial statements.
Credit Facility Amendment
On March 14, 2022, the Company entered into the Thirteenth Amendment to the credit agreement, which amended and restated Section 6.19(c) Total Advance Rate. This section provides that the Total Advance Rate shall not exceed (i) from the period on or after October 1, 2021 to and including December 31, 2022, 140%, (ii) from January 1, 2023 to and including December 31, 2023, 130%, and (iii) at all times thereafter, 120%. The borrower may cure such Total Advance Rate by depositing funds into a reserve bank account in an amount necessary to reduce the Total Advance Rate to the maximum permitted rate for such period. The Thirteenth Amendment increases the ability of the borrower to exercise this cure from two (2) to five (5) times.